Short-Term Investments - Narrative (Details) $ in Thousands, € in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Schedule of Investments [Line Items]
Short-term investments	$ 117,249	$ 129,586
USD Denominated
Schedule of Investments [Line Items]
Short-term investments		$ 65,000
EUR Denominated
Schedule of Investments [Line Items]
Short-term investments | €			€ 57.5